LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of future minimum lease payments under non-cancelable operating leases [Abstract]
2016	$ 1,054
2017	862
2018	809
2019	720
2020	666
2021 and thereafter	253
Total	4,364
Rental expense on operating leases	$ 1,200	$ 1,300	$ 1,200